UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          January 15, 2004

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     143

Form 13F Information Table Value Total:    $262,127


List of Other Included Managers:  None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ING Prime Rate Tr Auction Rate PFD              44977W403      325       13 SH       SOLE                       13
Philadelphia Auth for Ind Deve PFD              71781M206      201     8000 SH       SOLE                     8000
3M Company                     COM              88579Y101      324     3816 SH       SOLE                     3816
Abbott Labs                    COM              002824100     3338    71640 SH       SOLE                    71640
Altria Group Inc.              COM              02209S103      365     6700 SH       SOLE                     6700
Ambac Financial Group Inc      COM              023139108      215     3100 SH       SOLE                     3100
American Express               COM              025816109     2808    58225 SH       SOLE                    58225
American Int'l Group           COM              026874107    43298   653257 SH       SOLE                   653257
                                                                99     1500 SH       OTHER                                      1500
Amern Pwr Conversion           COM              029066107      220     9000 SH       SOLE                     9000
Amgen Inc.                     COM              031162100      600     9716 SH       SOLE                     9716
                                                                99     1600 SH       OTHER                                      1600
Anadarko Petro Corp            COM              032511107      882    17295 SH       SOLE                    17295
                                                                71     1400 SH       OTHER                                      1400
Anheuser Busch                 COM              035229103      764    14500 SH       SOLE                    14500
Applied Materials              COM              038222105      737    32830 SH       SOLE                    32830
Automatic Data Processing Inc. COM              053015103      511    12900 SH       SOLE                    12900
Avery Dennison Corp.           COM              053611109      276     4930 SH       SOLE                     4930
BP Plc Spons Adr               COM              055622104     1965    39821 SH       SOLE                    39821
                                                                59     1200 SH       OTHER                                      1200
Bank of America Corp.          COM              060505104      596     7410 SH       SOLE                     7410
                                                               209     2600 SH       OTHER                                      2600
Baxter International           COM              071813109      115     3754 SH       SOLE                     3754
                                                               164     5376 SH       OTHER                                      5376
Bed Bath & Beyond Inc          COM              075896100      293     6750 SH       SOLE                     6750
Bombardier Inc. Cl B           COM              097751200       55    13000 SH       SOLE                    13000
Bristol Myers Squibb           COM              110122108      232     8113 SH       SOLE                     8113
                                                               106     3700 SH       OTHER                                      3700
CVS Corp.                      COM              126650100     2634    72920 SH       SOLE                    72920
                                                               152     4200 SH       OTHER                                      4200
Cardinal Health Inc.           COM              14149Y108     1373    22454 SH       SOLE                    22454
ChevronTexaco Corp.            COM              166764100      977    11313 SH       SOLE                    11313
                                                                96     1116 SH       OTHER                                      1116
Chubb Corp.                    COM              171232101      268     3930 SH       SOLE                     3930
Cintas Corp.                   COM              172908105     2685    53600 SH       SOLE                    53600
Cisco Sys Inc                  COM              17275R102    12411   512216 SH       SOLE                   512216
                                                               172     7100 SH       OTHER                                      7100
Citigroup Inc.                 COM              172967101     6489   133686 SH       SOLE                   133686
                                                               199     4100 SH       OTHER                                      4100
Coca Cola                      COM              191216100      845    16660 SH       SOLE                    16660
Colgate Palmolive              COM              194162103      639    12775 SH       SOLE                    12775
                                                                90     1800 SH       OTHER                                      1800
Comcast Corp New Cl A          COM              20030N101     5446   166075 SH       SOLE                   166075
                                                                66     2000 SH       OTHER                                      2000
Comcast Corp New Cl A Special  COM              20030N200     1714    54790 SH       SOLE                    54790
                                                                44     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106     1105    20975 SH       SOLE                    20975
                                                                26      500 SH       OTHER                                       500
ConocoPhillips                 COM              20825C104     1124    17144 SH       SOLE                    17144
                                                                98     1500 SH       OTHER                                      1500
Costco Wholesale               COM              22160k105      201     5400 SH       SOLE                     5400
DuPont E I De Nemours          COM              263534109      218     4750 SH       SOLE                     4750
                                                                69     1500 SH       OTHER                                      1500
E M C Corp                     COM              268648102      571    44190 SH       SOLE                    44190
E*Trade Financial Corp.        COM              269246104     4659   368305 SH       SOLE                   368305
                                                               126    10000 SH       OTHER                                     10000
Exxon Mobil Corp.              COM              30231G102    12943   315690 SH       SOLE                   315690
                                                               246     6012 SH       OTHER                                      6012
Fannie Mae                     COM              313586109     7288    97100 SH       SOLE                    97100
                                                               180     2400 SH       OTHER                                      2400
Fifth Third Bancorp            COM              316773100     6279   106240 SH       SOLE                   106240
                                                                89     1500 SH       OTHER                                      1500
First Data Corp.               COM              319963104     2199    53525 SH       SOLE                    53525
                                                               127     3100 SH       OTHER                                      3100
Fortune Brands Inc.            COM              349631101      496     6935 SH       SOLE                     6935
General Electric               COM              369604103    26772   864156 SH       SOLE                   864156
                                                               403    13000 SH       OTHER                                     13000
HSBC Hldgs PLC Spon ADR        COM              404280406      365     4632 SH       SOLE                     4632
                                                                64      812 SH       OTHER                                       812
Home Depot                     COM              437076102     2319    65350 SH       SOLE                    65350
                                                               144     4050 SH       OTHER                                      4050
Illinois Tool Works            COM              452308109      267     3180 SH       SOLE                     3180
Int'l Bus Machines             COM              459200101      670     7225 SH       SOLE                     7225
                                                               222     2400 SH       OTHER                                      2400
Intel Corp                     COM              458140100     2246    70068 SH       SOLE                    70068
                                                               103     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100     1368    37258 SH       SOLE                    37258
                                                                54     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104     9166   177435 SH       SOLE                   177435
                                                                21      400 SH       OTHER                                       400
Liberty Media Corp. New Ser A  COM              530718105     2451   206171 SH       SOLE                   206171
                                                                14     1200 SH       OTHER                                      1200
Linear Technology Corp         COM              535678106      259     6150 SH       SOLE                     6150
Lowes Companies                COM              548661107     5873   106025 SH       SOLE                   106025
                                                                28      500 SH       OTHER                                       500
M B I A                        COM              55262C100     4413    74505 SH       SOLE                    74505
Medco Health Solutions, Inc.   COM              58405u102      607    17871 SH       SOLE                    17871
                                                                 3       96 SH       OTHER                                        96
Medtronic Inc.                 COM              585055106     1629    33505 SH       SOLE                    33505
                                                               126     2600 SH       OTHER                                      2600
Merck                          COM              589331107     5372   116281 SH       SOLE                   116281
                                                                37      800 SH       OTHER                                       800
Microsoft Corp.                COM              594918104     2878   105138 SH       SOLE                   105138
                                                               126     4600 SH       OTHER                                      4600
Morgan Stanley                 COM              617446448      156     2700 SH       SOLE                     2700
                                                               240     4140 SH       OTHER                                      4140
Nokia Corp. Adr                COM              654902204      497    29250 SH       SOLE                    29250
                                                                54     3200 SH       OTHER                                      3200
Northern Tr Corp               COM              665859104      271     5850 SH       SOLE                     5850
Pepsico                        COM              713448108     5875   126015 SH       SOLE                   126015
Pfizer                         COM              717081103     6364   180122 SH       SOLE                   180122
                                                               163     4600 SH       OTHER                                      4600
Pitney Bowes                   COM              724479100      317     7800 SH       SOLE                     7800
Praxair Inc. Com               COM              74005p104      225     5900 SH       SOLE                     5900
Procter & Gamble               COM              742718109     9208    92190 SH       SOLE                    92190
                                                               195     1950 SH       OTHER                                      1950
Royal Dutch                    COM              780257804      655    12500 SH       SOLE                    12500
Schlumberger                   COM              806857108      308     5630 SH       SOLE                     5630
                                                                22      400 SH       OTHER                                       400
Staples Inc                    COM              855030102     5525   202390 SH       SOLE                   202390
                                                                66     2400 SH       OTHER                                      2400
State Street Corp.             COM              857477103      354     6800 SH       SOLE                     6800
Sysco Corp.                    COM              871829107      223     6000 SH       SOLE                     6000
Target Corporation             COM              87612E106      703    18300 SH       SOLE                    18300
Texas Instruments              COM              882508104     5840   198790 SH       SOLE                   198790
                                                               250     8500 SH       OTHER                                      8500
Tyco Intl. Ltd. New            COM              902124106     1544    58280 SH       SOLE                    58280
                                                                69     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     3038   129000 SH       SOLE                   129000
United Tech.                   COM              913017109      299     3150 SH       SOLE                     3150
Verizon Communications         COM              92343V104     2530    72114 SH       SOLE                    72114
                                                                 9      244 SH       OTHER                                       244
Viacom Inc. Cl B               COM              925524308      923    20788 SH       SOLE                    20788
                                                                62     1400 SH       OTHER                                      1400
Vicor Corp                     COM              925815102      623    54600 SH       SOLE                    54600
Viewpoint Corp                 COM              92672P108       10    13000 SH       SOLE                    13000
Vodafone Group Plc New Spons A COM              92857W100     1080    43135 SH       SOLE                    43135
                                                               100     4000 SH       OTHER                                      4000
Wachovia Corp New Com          COM              929903102      745    16000 SH       SOLE                    16000
Wal Mart Stores                COM              931142103      597    11250 SH       SOLE                    11250
Walgreen                       COM              931422109      687    18875 SH       SOLE                    18875
Wellpoint Health Networks      COM              94973h108     5309    54738 SH       SOLE                    54738
Wells Fargo & Co.              COM              949746101     1266    21491 SH       SOLE                    21491
                                                               165     2800 SH       OTHER                                      2800
Zimmer Holdings Inc            COM              98956P102     1734    24625 SH       SOLE                    24625
Soco International Ord         COM                              74    15000 SH       SOLE                    15000
Fidelity Investment Grade Bond                  316146109       98 12993.758SH       SOLE                12993.758
Fidelity Magellan Fd Com                        316184100      205 2096.297 SH       SOLE                 2096.297
Harbor Capital Appreciation Fd                  411511504      322 12220.045SH       SOLE                12220.045
Mutual Qualified Fund Class Z                   628380206     1448 81051.604SH       SOLE                81051.604
Vanguard/Windsor Fd II                          922018205      403 15201.803SH       SOLE                15201.803
Milkhaus Labs Warrant $32.56 e WT               111111111        2    20272 SH       SOLE                    20272
Milkhaus Labs Warrant $35.52 e WT               111111111        2    20272 SH       SOLE                    20272